UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

Fidelity®

Select Portfolios®

Money Market Portfolio

Annual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes/Performance	(Click Here)
Investments	(Click Here)
Financial Statements	(Click Here)
Notes to Financial Statements	(Click Here)
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Actual	.24%	$ 1,000.00	$ 1,000.10	$ 1.19
HypotheticalA		$ 1,000.00	$ 1,023.60	$ 1.20

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 2/28/14	% of fund's investments 8/31/13	% of fund's investments 2/28/13
1 - 7	22.0	30.9	31.4
8 - 30	26.7	27.0	19.4
31 - 60	15.3	11.5	22.0
61 - 90	15.5	12.8	11.0
91 - 180	13.8	14.4	10.2
> 180	6.7	3.4	6.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	2/28/14	8/31/13	2/28/13
Money Market Portfolio	55 Days	49 Days	51 Days
All Taxable Money Market Funds Average*	47 Days	49 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	2/28/14	8/31/13	2/28/13
Money Market Portfolio	96 Days	90 Days	90 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
Certificates of Deposit 49.5%	Certificates of Deposit 49.5%
Commercial Paper 14.8%	Commercial Paper 15.6%
Variable Rate Demand Notes (VRDNs) 1.1%	Variable Rate Demand Notes (VRDNs) 1.0%
Other Notes 1.4%	Other Notes 4.4%
Treasury Debt 13.5%	Treasury Debt 11.8%
Government Agency Debt 6.2%	Government Agency Debt 5.0%
Other Municipal Debt 0.9%	Other Municipal Debt 0.8%
Other Instruments 0.0%	Other Instruments 1.0%
Repurchase Agreements 12.6%	Repurchase Agreements 11.9%
Net Other Assets (Liabilities) 0.0%	Net Other Assets (Liabilities)† (1.0)%

* Source: iMoneyNet, Inc.

† Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Select Money Market Portfolio

Investment Changes (Unaudited) - continued

Current and Historical Seven-Day Yields
	2/28/14	11/30/13	8/31/13	5/31/13	2/28/13
Money Market Portfolio	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending February 28, 2014, the most recent period shown in the table, would have been -0.07%.

Annual Report

Investments February 28, 2014

Showing Percentage of Net Assets

Certificate of Deposit - 49.5%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 3.7%
Citibank NA
3/25/14 to 6/23/14	0.21 to 0.24%	$ 134,000,000	$ 134,000,000
RBS Citizens NA
3/28/14	0.30	12,000,000	12,000,000
Wells Fargo & Co.
3/28/14	0.17 (c)	14,000,000	14,000,000
Wells Fargo Bank NA
5/6/14	0.20	12,000,000	12,000,000
			172,000,000
London Branch, Eurodollar, Foreign Banks - 4.1%
Credit Agricole SA
6/2/14	0.26	18,000,000	18,000,000
Mizuho Corporate Bank Ltd.
3/4/14 to 5/6/14	0.25 to 0.28	32,000,000	32,000,082
National Australia Bank Ltd.
3/5/14 to 6/30/14	0.19 to 0.25 (c)	143,000,000	143,000,000
			193,000,082
New York Branch, Yankee Dollar, Foreign Banks - 41.7%
Bank of Montreal Chicago CD Program
11/12/14	0.20 (c)	40,000,000	40,000,000
Bank of Nova Scotia
8/8/14 to 11/18/14	0.23 to 0.30 (c)	124,000,000	124,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
4/2/14 to 6/3/14	0.25 to 0.72 (c)	196,000,000	196,007,673
BNP Paribas New York Branch
4/10/14 to 4/14/14	0.25	32,000,000	32,000,000
Canadian Imperial Bank of Commerce
7/31/14 to 11/10/14	0.24 to 0.28 (c)	98,000,000	98,000,000
Credit Industriel et Commercial
3/6/14 to 3/7/14	0.15	39,000,000	39,000,000
Credit Suisse AG
6/6/14 to 9/8/14	0.31 (c)	117,000,000	117,000,000
Deutsche Bank
4/30/14	0.23	46,000,000	46,000,000
KBC Bank NV
3/4/14 to 3/7/14	0.20	175,000,000	175,000,000
Mizuho Corporate Bank Ltd.
3/6/14 to 6/27/14	0.25	155,000,000	155,000,000
Natexis Banques Populaires New York Branch
3/14/14 to 5/2/14	0.23 to 0.26	158,000,000	158,000,000
National Bank of Canada
5/9/14 to 8/15/14	0.30 to 0.34 (c)	144,000,000	143,991,195
Nordea Bank AB
4/14/14	0.20	24,000,000	24,000,000
Royal Bank of Canada
6/3/14	0.21 (c)	18,000,000	18,000,000

	Yield (a)	Principal Amount	Value
Skandinaviska Enskilda Banken
3/20/14	0.24%	$ 18,000,000	$ 18,000,000
Societe Generale
4/4/14	0.25 (c)	70,000,000	70,000,000
Sumitomo Mitsui Banking Corp.
3/7/14 to 8/15/14	0.20 to 0.29 (c)	235,000,000	235,000,000
Sumitomo Mitsui Trust Banking Ltd.
3/6/14 to 7/14/14	0.26 to 0.27	117,000,000	117,000,000
Toronto-Dominion Bank
4/7/14 to 10/10/14	0.21 to 0.25	73,000,000	73,000,000
UBS AG
4/30/14 to 7/11/14	0.24 to 0.28 (c)	70,000,000	70,000,000
			1,948,998,868
TOTAL CERTIFICATE OF DEPOSIT (Cost $2,313,998,950)			2,313,998,950
Financial Company Commercial Paper - 12.4%

Bank of Nova Scotia
4/1/14	0.20	30,000,000	29,994,833
Barclays U.S. Funding Corp.
3/3/14 to 3/20/14	0.11 to 0.23	50,000,000	49,997,504
BAT International Finance PLC
3/7/14	0.24	11,200,000	11,199,552
BNP Paribas Finance, Inc.
3/13/14 to 6/24/14	0.25	162,000,000	161,934,326
Commonwealth Bank of Australia
4/7/14	0.16 (c)	9,000,000	9,000,000
Credit Agricole North America
6/3/14	0.26	34,000,000	33,976,918
Credit Suisse AG
4/1/14 to 4/7/14	0.28	27,000,000	26,993,070
General Electric Capital Corp.
5/1/14 to 5/5/14	0.22	14,000,000	13,994,653
JPMorgan Chase & Co.
3/7/14	0.26 (c)	44,000,000	44,000,000
JPMorgan Securities LLC
5/23/14	0.30	57,000,000	56,960,575
9/3/14	0.27	19,000,000	18,973,495
Natexis Banques Populaires U.S. Finance Co. LLC
3/31/14	0.23	42,000,000	41,991,950
Nationwide Building Society
3/4/14	0.24	2,900,000	2,899,942
PNC Bank NA
4/17/14	0.27	6,000,000	6,000,000
Skandinaviska Enskilda Banken AB
3/19/14 to 3/27/14	0.24	73,000,000	72,990,147
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $580,906,965)			580,906,965
Other Commercial Paper - 2.4%
	Yield (a)	Principal Amount	Value
BPCE SA
5/7/14	0.25%	$ 30,000,000	$ 29,986,042
Comcast Corp.
3/26/14	0.27	12,000,000	11,997,750
Devon Energy Corp.
3/25/14	0.31 (c)	27,000,000	27,000,000
Toyota Motor Credit Corp.
3/13/14	0.18 (c)	18,000,000	18,000,000
Verizon Communications, Inc.
4/14/14	0.36 (c)	23,000,000	23,000,000
TOTAL OTHER COMMERCIAL PAPER (Cost $109,983,792)			109,983,792
Treasury Debt - 13.5%

U.S. Treasury Obligations - 13.5%
U.S. Treasury Bills
4/24/14 to 8/14/14	0.08 to 0.14	164,770,000	164,721,891
U.S. Treasury Notes
3/15/14 to 2/28/15	0.08 to 0.18	463,410,000	464,645,787
TOTAL TREASURY DEBT (Cost $629,367,678)			629,367,678
Other Note - 1.4%

Medium-Term Notes - 1.4%
Dominion Resources, Inc.
4/14/14	0.35 (b)(c)	14,000,000	14,000,000
Svenska Handelsbanken AB
8/15/14 to 8/27/14	0.26 to0.28 (b)(c)	50,000,000	50,000,000
TOTAL OTHER NOTE (Cost $64,000,000)			64,000,000
Variable Rate Demand Note - 1.1%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
3/7/14	0.16 (c)	10,000,000	10,000,000
Florida - 0.9%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
3/7/14	0.16 (c)	40,000,000	40,000,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $50,000,000)			$ 50,000,000
Government Agency Debt - 6.2%
	Yield (a)	Principal Amount	Value
Federal Agencies - 6.2%
Fannie Mae
10/21/15	0.14% (c)	$ 52,000,000	$ 51,991,302
Federal Home Loan Bank
6/25/14 to 10/30/14	0.14 to 0.25 (c)	75,000,000	74,996,130
Freddie Mac
12/5/14 to 7/17/15	0.14 to 0.16 (c)	161,000,000	160,986,277
TOTAL GOVERNMENT AGENCY DEBT (Cost $287,973,709)			287,973,709
Other Municipal Debt - 0.9%

Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.28% tender 4/10/14, CP mode	4,700,000	4,700,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 A, 0.33% tender 4/9/14, CP mode (d)	16,500,000	16,500,000
Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14	23,300,000	23,507,413
TOTAL OTHER MUNICIPAL DEBT (Cost $44,707,413)		44,707,413
Government Agency Repurchase Agreement - 2.4%
	Maturity Amount
In a joint trading account at 0.07% dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) #	$ 958,006	958,000
With Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.11%, dated 1/21/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $12,263,534, 2.25% - 4.5%, 10/1/25 - 11/1/43)	12,001,907	12,000,000
0.13%, dated 1/16/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $16,332,162, 1.88% - 4.5%, 8/1/24 - 11/1/43)	16,005,084	16,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With Mitsubishi UFJ Securities (U.S.A.), Inc. at: - continued
0.15%, dated:
12/4/13 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $21,442,506, 2.08% - 4.5%, 8/1/24 - 11/1/43)	$ 21,007,875	$ 21,000,000
2/18/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $11,242,680, 1.88% - 6%, 8/1/24 - 11/1/43)	11,004,538	11,000,000
2/19/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $11,224,897, 2.13% - 4.5%, 9/1/24 - 11/1/43)	11,004,583	11,000,000
0.17%, dated 12/16/13 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $15,325,553, 1.88% - 5%, 8/1/24 - 11/1/43)	15,009,208	15,000,000
0.2%, dated 9/3/13 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $24,514,428, 1.89% - 5%, 8/1/24 - 11/1/43)	24,024,267	24,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $110,958,000)		110,958,000
Other Repurchase Agreement - 10.2%

Other Repurchase Agreement - 10.2%
With:
BNP Paribas Securities Corp. at:
0.27%, dated 2/13/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $6,300,852, 5.13%, 10/1/19)	6,001,305	6,000,000
0.45%, dated 2/10/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $1,080,285, 8%, 11/1/31)	1,000,375	1,000,000
Citigroup Global Markets, Inc. at:
0.26%, dated 2/28/14 due 3/3/14 (Collateralized by Equity Securities valued at $43,200,963)	40,000,867	40,000,000
0.82%, dated:
1/16/14 due 4/16/14 (Collateralized by Equity Securities valued at $7,567,943)	7,014,350	7,000,000

	Maturity Amount	Value
2/24/14 due 5/27/14 (Collateralized by Equity Securities valued at $2,160,347)	$ 2,004,191	$ 2,000,000
0.98%, dated 2/20/14 due 6/3/14 (Collateralized by Corporate Obligations valued at $11,896,477, 0.27 - 7.88%, 10/10/26 - 6/15/51)	11,053,900	11,000,000
Credit Suisse Securities (U.S.A.) LLC at:
0.17%, dated 2/28/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $17,510,395, 3% - 5%, 6/25/27 - 3/25/42)	17,000,562	17,000,000
0.18%, dated 2/25/14 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $3,090,690, 4%, 10/25/43)	3,000,105	3,000,000
0.7%, dated:
1/10/14 due 7/9/14 (Collateralized by Corporate Obligations valued at $9,729,278, 0.30% - 3.71%, 11/15/19 - 8/14/48)	9,031,500	9,000,000
1/21/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $2,161,857, 0.30% - 6.39%, 4/25/36 - 7/25/37)	2,007,039	2,000,000
0.71%, dated:
10/17/13 due 4/16/14 (Collateralized by Corporate Obligations valued at $5,414,570, 0.26% - 1.36%, 11/25/34 - 8/28/47)	5,017,849	5,000,000
10/22/13 due 4/21/14 (Collateralized by Corporate Obligations valued at $5,416,303, 0.26% - 1.61%, 3/25/33 - 7/25/37)	5,017,849	5,000,000
11/4/13 due 5/2/14 (Collateralized by Corporate Obligations valued at $5,413,008, 0.26% - 1.36%, 11/25/34 - 7/25/37)	5,017,651	5,000,000
11/12/13 due 5/9/14 (Collateralized by Corporate Obligations valued at $15,155,470, 0.30% - 7.93%, 12/10/25 - 2/25/47)	14,049,148	14,000,000
12/6/13 due 6/4/14 (Collateralized by Corporate Obligations valued at $9,741,080, 0.30% - 7.70%, 5/15/27 - 11/3/51)	9,031,950	9,000,000
1/6/14 due 7/3/14 (Collateralized by Corporate Obligations valued at $4,328,027, 0.31% - 0.41%, 5/25/36 - 12/25/46)	4,014,042	4,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
ING Financial Markets LLC at:
0.19%, dated 2/28/14 due 3/3/14 (Collateralized by Corporate Obligations valued at $6,300,760, 0.69% - 5.50%, 10/15/14 - 10/18/16)	$ 6,000,095	$ 6,000,000
0.29%, dated 2/13/14 due 3/7/14 (Collateralized by Equity Securities valued at $3,242,269)	3,000,677	3,000,000
J.P. Morgan Clearing Corp. at:
0.49%, dated 1/7/14 due 5/29/14 (Collateralized by Equity Securities valued at $4,351,039)	4,008,167	4,000,000
0.53%, dated 11/1/13 due 4/30/14 (Collateralized by Equity Securities valued at $10,888,787)	10,026,500	10,000,000
0.59%, dated:
12/9/13 due 4/8/14 (Collateralized by Corporate Obligations valued at $9,796,524, 3.25%, 8/15/37)	9,017,700	9,000,000
2/14/14 due 6/13/14 (Collateralized by Corporate Obligations valued at $7,611,409, 1%, 8/15/18)	7,013,652	7,000,000
0.61%, dated 2/12/14 due 5/29/14 (Collateralized by Corporate Obligations valued at $9,786,311, 1% - 3%, 8/1/18 - 8/15/18)	9,032,025	9,000,000
0.62%, dated 2/19/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $7,610,157, 1%, 8/15/18	7,018,324	7,000,000
J.P. Morgan Securities, Inc. at:
0.19%, dated 2/26/14 due 3/5/14 (Collateralized by U.S. Government Obligations valued at $10,300,645, 0.09% - 6.60%, 8/15/37 - 2/15/43)	10,000,369	10,000,000
0.59%, dated 2/5/14 due 5/29/14 (Collateralized by U.S. Treasury Obligations valued at $4,203,352, 0.70%, 11/6/15)	4,013,701	4,000,000
0.61%, dated:
10/29/13 due 5/27/14 (Collateralized by Mortgage Loan Obligations valued at $4,329,013, 5.41%, 5/15/47)	4,014,233	4,000,000

	Maturity Amount	Value
11/13/13 due 3/13/14 (Collateralized by Mortgage Loan Obligations valued at $2,164,869, 6%, 2/25/35)	$ 2,004,067	$ 2,000,000
2/5/14 due 5/29/14 (Collateralized by Mortgage Loan Obligations valued at $18,368,004, 5.52%, 1/15/49)	17,060,204	17,000,000
0.62%, dated:
11/13/13 due 5/29/14 (Collateralized by Mortgage Loan Obligations valued at $5,411,266, 5.41%, 5/15/47)	5,023,336	5,000,000
1/14/14 due 5/29/14 (Collateralized by Mortgage Loan Obligations valued at $22,699,992, 5.46% - 5.52%, 2/15/40 - 1/15/49)	21,088,247	21,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.21%, dated 2/28/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $22,660,397, 0.56% - 6%, 8/20/43 - 10/16/54)	22,000,898	22,000,000
0.5%, dated 2/28/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $6,480,799, 0.25%, 3/15/16)	6,000,583	6,000,000
0.73%, dated 2/10/14 due 4/11/14 (Collateralized by Corporate Obligations valued at $17,288,541, 0.25%, 3/15/16)	16,019,467	16,000,000
0.85%, dated 2/4/14 due 4/7/14 (Collateralized by Mortgage Loan Obligations valued at $16,209,886, 0% - 7.02%, 3/3/14 - 7/5/46)	15,021,958	15,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.26%, dated 2/6/14 due 3/7/14 (Collateralized by Equity Securities valued at $2,160,409)	2,000,462	2,000,000
0.29%, dated 2/12/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $1,050,162, 3% -7.25%, 8/15/14 - 10/23/43)	1,000,218	1,000,000
0.31%, dated 1/16/14 due 3/7/14 (Collateralized by Equity Securities valued at $33,493,280)	31,016,017	31,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at:
0.3%, dated:
2/19/14 due 3/5/14 (Collateralized by Equity Securities valued at $3,240,413)	$ 3,000,350	$ 3,000,000
2/28/14 due 3/7/14 (Collateralized by Equity Securities valued at $5,400,151)	5,000,583	5,000,000
0.52%, dated 2/3/14 due 3/5/14 (Collateralized by U.S. Government Obligations valued at $3,091,631, 0% - 6.49%, 4/15/14 - 12/25/43)	3,001,300	3,000,000
0.92%, dated:
12/4/13 due 3/4/14 (Collateralized by Corporate Obligations valued at $9,743,694, 1.66% - 6.29%, 10/25/37 - 11/01/43)	9,020,700	9,000,000
1/21/14 due 4/21/14 (Collateralized by U.S. Treasury Obligations valued at $3,108,167, 0% - 5.28%, 4/15/14 - 5/20/43)	3,006,900	3,000,000
2/3/14 due 5/2/14 (Collateralized by U.S. Government Obligations valued at $5,595,046, 0.25% - 6.79%, 2/1/27 - 8/15/54)	5,011,244	5,000,000
2/10/14 due 5/9/14 (Collateralized by U.S. Government Obligations valued at $3,111,749, .86% - 6.79%, 2/1/27 - 11/15/53)	3,006,747	3,000,000
1.05%, dated 1/9/14 due 5/9/14 (Collateralized by Corporate Obligations valued at $3,154,312, 0.43% - 4.50%, 4/15/14 - 11/1/43)	3,010,500	3,000,000
RBC Capital Markets Co. at:
0.23%, dated 2/28/14 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $3,090,059, 3% - 11.59%, 12/15/27 - 1/20/44)	3,000,134	3,000,000
0.31%, dated 12/23/13 due 3/7/14 (Collateralized by U.S. Government Obligations valued at $6,183,183, 0% - 14.41%, 8/15/36 - 1/20/44)	6,004,702	6,000,000
0.4%, dated 2/25/14 due 3/7/14:
(Collateralized by Corporate Obligations valued at $2,146,751, 0% - 5.35%, 9/15/16 - 12/25/45)	2,000,311	2,000,000

	Maturity Amount	Value
(Collateralized by Corporate Obligations valued at $2,160,145, 6.38% - 8.88%, 12/15/17 - 4/1/23)	$ 2,000,311	$ 2,000,000
(Collateralized by Mortgage Loan Obligations valued at $2,159,934, 0% - 4.53%, 10/25/30 - 12/25/45)	2,000,311	2,000,000
RBS Securities, Inc. at:
0.6%, dated 2/25/14 due 3/4/14 (Collateralized by U.S. Government Obligations valued at $12,364,069, 0.81%, 2/20/64)	12,001,400	12,000,000
1.05%, dated 2/13/14 due 3/18/14 (Collateralized by U.S. Government Obligations valued at $5,153,646, 0.57% - 0.81%, 2/20/62 - 2/20/64)	5,004,813	5,000,000
SG Americas Securities, LLC at:
0.24%, dated 2/28/14 due 3/7/14 (Collateralized by Equity Securities valued at $9,720,298)	9,000,420	9,000,000
0.25%, dated:
2/25/14 due 3/4/14 (Collateralized by Equity Securities valued at $11,880,501)	11,000,535	11,000,000
2/26/14 due 3/5/14 (Collateralized by Corporate Obligations valued at $6,300,220, 7.63%, 6/1/19)	6,000,292	6,000,000
2/27/14 due 3/6/14 (Collateralized by Equity Securities valued at $11,880,381)	11,000,535	11,000,000
0.34%, dated 2/26/14 due 3/5/14 (Collateralized by Corporate Obligations valued at $9,601,162, 1.60% - 9%, 6/15/15 - 6/1/36)	9,000,595	9,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
UBS Securities LLC at 0.44%, dated:
1/8/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $9,689,074, 1% - 9.75%, 6/1/15 - 6/15/38)	$ 9,009,900	$ 9,000,000
1/15/14 due 3/7/14 (Collateralized by Corporate Obligations valued at $6,458,669, 0% - 9.75%, 6/1/15 - 4/1/42)	6,006,600	6,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $478,000,000)		478,000,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,669,896,507)		4,669,896,507
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,388,606
NET ASSETS - 100%		$ 4,671,285,113
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,000,000 or 1.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$958,000 due 3/03/14 at 0.07%
BNY Mellon Capital Markets LLC	$ 153,282
Bank of America NA	552,194
Mizuho Securities USA, Inc.	252,524
$ 958,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014

Assets
Investment in securities, at value (including repurchase agreements of $588,958,000) - See accompanying schedule: Unaffiliated issuers (cost $4,669,896,507)		$ 4,669,896,507
Receivable for fund shares sold		9,608,441
Interest receivable		2,516,065
Prepaid expenses		6,916
Receivable from investment adviser for expense reductions		757
Total assets		4,682,028,686

Liabilities
Payable to custodian bank	$ 379
Payable for fund shares redeemed	9,823,605
Distributions payable	2,171
Accrued management fee	648,691
Other affiliated payables	216,189
Other payables and accrued expenses	52,538
Total liabilities		10,743,573

Net Assets		$ 4,671,285,113
Net Assets consist of:
Paid in capital		$ 4,670,919,793
Accumulated undistributed net realized gain (loss) on investments		365,320
Net Assets, for 4,669,433,446 shares outstanding		$ 4,671,285,113
Net Asset Value, offering price and redemption price per share ($4,671,285,113 ÷ 4,669,433,446 shares)		$ 1.00

Statement of Operations

	Year ended February 28, 2014

Investment Income
Interest (including $4,522 from affiliated interfund lending)		$ 14,112,422

Expenses
Management fee	$ 8,692,447
Transfer agent fees	6,200,836
Accounting fees and expenses	442,122
Custodian fees and expenses	83,109
Independent trustees' compensation	20,082
Registration fees	91,321
Audit	44,344
Legal	13,680
Miscellaneous	37,122
Total expenses before reductions	15,625,063
Expense reductions	(2,081,287)	13,543,776
Net investment income (loss)		568,646
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		87,130
Net increase in net assets resulting from operations		$ 655,776

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2014	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 568,646	$ 4,215,805
Net realized gain (loss)	87,130	190,202
Net increase in net assets resulting from operations	655,776	4,406,007
Distributions to shareholders from net investment income	(569,759)	(4,215,980)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,004,700,827	3,133,242,647
Reinvestment of distributions	536,225	3,949,988
Cost of shares redeemed	(2,957,760,474)	(3,440,235,132)
Net increase (decrease) in net assets and shares resulting from share transactions	(952,523,422)	(303,042,497)
Total increase (decrease) in net assets	(952,437,405)	(302,852,470)

Net Assets
Beginning of period	5,623,722,518	5,926,574,988
End of period	$ 4,671,285,113	$ 5,623,722,518

Financial Highlights

Years ended February 28,	2014	2013	2012 C	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	.001	.001	.001	.005
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.001	.001	.001	.005
Distributions from net investment income	- D	(.001)	(.001)	(.001)	(.005)
Distributions from net realized gain	-	-	-	- D	-
Total distributions	- D	(.001)	(.001)	(.001)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.07%	.07%	.12%	.47%
Ratios to Average Net Assets B
Expenses before reductions	.30%	.30%	.30%	.31%	.33%
Expenses net of fee waivers, if any	.26%	.30%	.30%	.31%	.33%
Expenses net of all reductions	.26%	.30%	.30%	.31%	.33%
Net investment income (loss)	.01%	.07%	.07%	.12%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,671,285	$ 5,623,723	$ 5,926,575	$ 7,455,092	$ 7,759,450

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C For the year ended February 29.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2014

1. Organization.

Money Market Portfolio (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income and undistributed short-term capital gain, which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax Cost	$ 4,669,896,507

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 365,948

The tax character of distributions paid was as follows:

	February 28, 2014	February 28, 2013

Ordinary Income	$ 569,759	$ 4,215,980

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $2,867,833 or an annual rate of .06% of the Fund's average net assets. For the reporting period, the Fund's total annual management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$ 51,923,875.39%

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $2,063,810.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $17,477.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio (a fund of Fidelity Salem Street Trust) at February 28, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Money Market Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

April 11, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Nancy D. Prior (1967)
Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Money Market Portfolio voted to pay on April 7, 2014, to shareholders of record at the opening of business on April 4, 2014, a distribution of $0.00008 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2014, $12,107, or, if subsequently determined to be different, the net capital gain of such year.

A total of 7.22% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $78,306 of distributions paid during the period January 1, 2014 to February 28, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Money Market Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. The Board also recognized that the income-based component of the fund's management fee varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

Annual Report

Select Money Market Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances. The Board also noted that the fund's total expense ratio ranked above the median for 2012, as it did for 2011, because the advisors of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians to be lower than they would otherwise be, and that excluding fee waivers the fund ranked below the median.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable, although above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Spartan® Short-Term Treasury Bond Index Fund

Spartan Intermediate Treasury Bond Index Fund

Spartan Long-Term Treasury Bond Index Fund

Annual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Short-Term Treasury Bond Index Fund
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Spartan® Short-Term Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2014	Past 1 year	Past 5 years	Life of fund A
Spartan Short-Term Treasury Bond Index Fund - Investor Class	0.10%	1.68%	3.35%
Fidelity Advantage® Class	0.20%	1.78%	3.45%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Short-Term Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-5 Year Treasury Bond Index performed over the same period.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2014	Past 1 year	Past 5 years	Life of fund A
Spartan Intermediate Treasury Bond Index Fund - Investor Class	-2.26%	4.11%	5.50%
Fidelity Advantage® Class	-2.16%	4.21%	5.61%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Intermediate Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. 5-10 Year Treasury Bond Index performed over the same period.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended February 28, 2014	Past 1 year	Past 5 years	Life of fund A
Spartan Long-Term Treasury Bond Index Fund - Investor Class	-5.06%	5.49%	6.27%
Fidelity Advantage Class	-4.96%	5.60%	6.38%

A From December 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan Long-Term Treasury Bond Index Fund - Investor Class on December 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Long Treasury Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of shifting global economic and interest rate outlook, U.S. taxable investment-grade bonds were volatile during the 12 months ending February 28, 2014, with the Barclays® U.S. Aggregate Bond Index managing only a modest 0.15% gain. Bonds came under pressure from the beginning of the period through August as interest rates spiked higher on signals from the U.S. Federal Reserve that it could begin tapering its bond-buying program prior to year-end. Also, surprisingly strong economic data tempered demand for yield-bearing investments. However, the market rebounded in September and October, after the Fed surprised investors by not pulling back on its bond-buying program. After weakness in November and December, bonds staged a spirited comeback in January and February when volatility in emerging-markets currencies triggered a movement of cash into U.S. fixed-income assets. Slower-than-expected U.S. economic growth also fueled investors' appetite for bonds, even as the Fed began to dial back its bond purchases. Pacing the bond market during the 12-month period were commercial mortgage-backed securities, up 1.79%, investment-grade credit, up 0.90%, and mortgage-backed securities, up 0.64%. U.S. Treasuries and government-agency securities lagged, returning -0.88% and -0.21%, respectively.

Comments from Curtis Hollingsworth and Alan Bembenek, Co-Portfolio Managers of Spartan® Treasury Bond Index Funds: For the year, the Investor Class and Fidelity Advantage® Class shares of Spartan® Short-Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index and Spartan Long-Term Treasury Bond Index funds performed roughly in line with their respective Barclays benchmarks (net of expenses). (For specific portfolio results, please refer to the performance sections of this report). This underperformance stemmed from the funds' expenses (the benchmarks do not have expenses). A somewhat promising start for Treasuries in March and April abruptly faded in May, amid speculation that stronger U.S. economic growth might induce the Federal Reserve to reduce its bond-buying program. The prospect of an end to the program prompted investors to sell U.S. bonds during the summer. Market conditions improved in late summer amid speculation that the Fed could take its time in scaling back stimulus. Treasury prices continued to climb in September and October after the Fed held off from tapering bond purchases. Treasuries made a quick retreat in November and December when better-than-expected economic data fueled another round of interest-rate worries and the Fed announced it would begin pulling back on its bond purchases. In January, Treasuries notched a sizable gain amid a "flight to safety," and were virtually unchanged in February.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Spartan Short-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,009.70	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,010.20	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Spartan Intermediate Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,025.50	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,026.00	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Spartan Long-Term Treasury Bond Index Fund
Investor Class	.20%
Actual		$ 1,000.00	$ 1,040.10	$ 1.01
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,040.60	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2014
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	43.3	44.5
1 - 1.99%	25.4	17.6
2 - 2.99%	14.3	20.5
3 - 3.99%	8.3	7.6
4 - 4.99%	5.9	7.5
5 - 5.99%	0.4	0.4
7 - 7.99%	0.7	0.7
8 - 8.99%	0.5	0.4
9% and above	0.5	0.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2014
6 months ago
Years	2.7	2.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	2.5	2.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Treasury Obligations 99.2%	U.S. Treasury Obligations 99.6%
Short-Term Investments and Net Other Assets (Liabilities) 0.8%	Short-Term Investments and Net Other Assets (Liabilities) 0.4%

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Investments February 28, 2014

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount	Value
U.S. Treasury Obligations - 99.2%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 2,543,000	$ 2,922,861
7.5% 11/15/16	1,983,000	2,349,855
8.75% 5/15/17	1,605,000	2,007,881
8.875% 8/15/17	910,000	1,156,340
8.875% 2/15/19	722,000	978,987
9% 11/15/18	637,000	858,756
9.125% 5/15/18	537,000	711,986
9.25% 2/15/16	564,000	661,730
9.875% 11/15/15	1,010,000	1,174,440
10.625% 8/15/15	731,000	841,107
U.S. Treasury Notes:
0.125% 4/30/15	6,864,000	6,862,394
0.25% 3/31/15	6,647,000	6,654,013
0.25% 5/15/15	6,502,000	6,509,113
0.25% 5/31/15	6,442,000	6,449,048
0.25% 7/15/15	5,871,000	5,876,736
0.25% 7/31/15	6,714,000	6,720,560
0.25% 8/15/15	5,953,000	5,958,114
0.25% 9/15/15	6,271,000	6,274,430
0.25% 9/30/15	6,471,000	6,474,540
0.25% 10/15/15	6,089,000	6,089,950
0.25% 10/31/15	6,106,000	6,106,953
0.25% 11/30/15	6,118,000	6,117,046
0.25% 12/15/15	6,107,000	6,104,612
0.25% 12/31/15	6,073,000	6,070,389
0.25% 2/29/16	6,299,000	6,289,652
0.25% 4/15/16	6,273,000	6,257,318
0.25% 5/15/16	6,185,000	6,165,189
0.375% 3/15/15	6,581,000	6,595,913
0.375% 4/15/15	7,210,000	7,228,025
0.375% 6/15/15	6,498,000	6,514,498
0.375% 6/30/15	6,768,000	6,785,712
0.375% 8/31/15	6,498,000	6,514,752
0.375% 11/15/15	6,130,000	6,142,450
0.375% 1/15/16	6,210,000	6,219,458
0.375% 1/31/16	6,043,000	6,051,496
0.375% 2/15/16	6,132,000	6,138,708
0.375% 3/15/16	6,077,000	6,081,272
0.5% 6/15/16	6,221,000	6,232,179
0.5% 7/31/17	5,914,000	5,834,528
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 7/15/16	$ 6,232,000	$ 6,256,828
0.625% 8/15/16	6,090,000	6,110,456
0.625% 10/15/16	5,764,000	5,774,808
0.625% 11/15/16	5,867,000	5,873,876
0.625% 12/15/16	5,671,000	5,673,660
0.625% 2/15/17	5,905,000	5,896,237
0.625% 5/31/17	6,785,000	6,741,006
0.625% 8/31/17	6,712,000	6,638,584
0.625% 9/30/17	6,013,000	5,939,245
0.625% 11/30/17	6,765,000	6,659,825
0.625% 4/30/18	5,989,000	5,846,294
0.75% 1/15/17	5,826,000	5,843,297
0.75% 6/30/17	6,383,000	6,359,064
0.75% 10/31/17	5,885,000	5,829,828
0.75% 12/31/17	5,979,000	5,904,263
0.75% 2/28/18	6,093,000	5,997,797
0.75% 3/31/18	5,215,000	5,124,958
0.875% 9/15/16	6,023,000	6,077,580
0.875% 11/30/16	6,842,000	6,892,781
0.875% 12/31/16	6,662,000	6,706,242
0.875% 1/31/17	6,624,000	6,662,293
0.875% 2/28/17	6,606,000	6,638,515
0.875% 4/30/17	6,817,000	6,835,638
0.875% 1/31/18	4,200,000	4,161,940
1% 8/31/16	6,931,000	7,016,016
1% 9/30/16	6,788,000	6,867,549
1% 10/31/16	6,931,000	7,008,974
1% 3/31/17	6,499,000	6,548,249
1% 5/31/18	6,600,000	6,531,941
1.25% 8/31/15	7,035,000	7,144,648
1.25% 9/30/15	6,896,000	7,008,060
1.25% 10/31/15	7,055,000	7,172,677
1.25% 10/31/18	6,652,000	6,604,711
1.25% 11/30/18	6,826,000	6,767,870
1.25% 1/31/19	4,648,000	4,594,622
1.375% 11/30/15	7,185,000	7,323,369
1.375% 6/30/18	4,961,000	4,980,765
1.375% 7/31/18	5,931,000	5,946,753
1.375% 9/30/18	9,971,000	9,970,217
1.375% 11/30/18	2,671,000	2,664,323
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.375% 12/31/18	$ 3,340,000	$ 3,326,954
1.375% 2/28/19	4,929,000	4,894,344
1.5% 6/30/16	6,257,000	6,409,514
1.5% 7/31/16	6,791,000	6,958,656
1.5% 8/31/18	9,378,000	9,441,742
1.5% 12/31/18	6,779,000	6,790,124
1.5% 1/31/19	6,857,000	6,860,216
1.5% 2/28/19	6,913,000	6,909,758
1.75% 7/31/15	7,207,000	7,366,058
1.75% 5/31/16	4,533,000	4,667,576
1.75% 10/31/18	2,441,000	2,479,521
1.875% 6/30/15	7,385,000	7,550,586
1.875% 8/31/17	5,303,000	5,473,693
1.875% 9/30/17	4,445,000	4,585,293
1.875% 10/31/17	4,995,000	5,151,094
2% 1/31/16	6,690,000	6,906,120
2% 4/30/16	4,432,000	4,585,387
2.125% 5/31/15	7,817,000	8,006,320
2.125% 12/31/15	7,108,000	7,345,677
2.125% 2/29/16	3,085,000	3,195,144
2.25% 3/31/16	4,162,000	4,324,905
2.25% 11/30/17	4,322,000	4,512,777
2.25% 7/31/18	1,895,000	1,972,132
2.375% 3/31/16	3,092,000	3,220,754
2.375% 7/31/17	4,263,000	4,473,486
2.375% 5/31/18	2,148,000	2,248,688
2.375% 6/30/18	2,738,000	2,864,846
2.5% 3/31/15	8,308,000	8,517,320
2.5% 4/30/15	8,060,000	8,279,450
2.5% 6/30/17	3,945,000	4,156,736
2.625% 2/29/16	2,417,000	2,527,276
2.625% 4/30/16	2,523,000	2,644,223
2.625% 1/31/18	3,038,000	3,214,347
2.625% 4/30/18	2,197,000	2,323,842
2.75% 11/30/16	4,670,000	4,941,444
2.75% 5/31/17	3,849,000	4,085,051
2.75% 12/31/17	3,337,000	3,546,604
2.75% 2/28/18	2,544,000	2,704,590
2.75% 2/15/19	4,939,000	5,231,868
2.875% 3/31/18	2,924,000	3,122,054
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3% 8/31/16	$ 4,531,000	$ 4,811,356
3% 9/30/16	4,539,000	4,823,750
3% 2/28/17	4,079,000	4,354,014
3.125% 10/31/16	5,102,000	5,444,390
3.125% 1/31/17	5,144,000	5,507,295
3.125% 4/30/17	3,870,000	4,151,782
3.25% 5/31/16	3,178,000	3,379,606
3.25% 6/30/16	3,493,000	3,718,955
3.25% 7/31/16	4,263,000	4,548,088
3.25% 12/31/16	4,236,000	4,545,758
3.25% 3/31/17	4,241,000	4,564,045
3.5% 2/15/18	4,367,000	4,766,511
3.75% 11/15/18	5,337,000	5,905,721
3.875% 5/15/18	2,411,000	2,673,760
4% 8/15/18	2,694,000	3,008,231
4.125% 5/15/15	6,059,000	6,346,330
4.25% 8/15/15	5,761,000	6,100,133
4.25% 11/15/17	3,127,000	3,492,712
4.5% 11/15/15	4,598,000	4,929,737
4.5% 2/15/16	3,722,000	4,025,574
4.5% 5/15/17	2,334,000	2,606,604
4.625% 11/15/16	3,586,000	3,973,177
4.625% 2/15/17	2,969,000	3,309,274
4.75% 8/15/17	2,937,000	3,319,039
4.875% 8/15/16	3,097,000	3,427,750
5.125% 5/15/16	2,820,000	3,111,915
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $752,511,490)		756,240,427
Cash Equivalents - 0.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (Cost $4,810,000)	$ 4,810,022	$ 4,810,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $757,321,490)		761,050,427
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,288,794
NET ASSETS - 100%		$ 762,339,221
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,810,000 due 3/03/14 at 0.05%
BNP Paribas Securities Corp.	$ 162,830
Citibank NA	939,584
Credit Agricole CIB New York Branch	1,582,459
ING Financial Markets LLC	197,807
Mizuho Securities USA, Inc.	1,175,653
Morgan Stanley & Co., Inc.	138,465
Wells Fargo Securities LLC	613,202
$ 4,810,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014

Assets
Investment in securities, at value (including repurchase agreements of $4,810,000) - See accompanying schedule: Unaffiliated issuers (cost $757,321,490)		$ 761,050,427
Cash		154
Receivable for investments sold		30,897,062
Receivable for fund shares sold		2,767,458
Interest receivable		2,362,345
Receivable from investment adviser for expense reductions		30
Total assets		797,077,476

Liabilities
Payable for investments purchased	$ 33,908,117
Payable for fund shares redeemed	707,461
Distributions payable	57,604
Accrued management fee	31,320
Other affiliated payables	33,753
Total liabilities		34,738,255

Net Assets		$ 762,339,221
Net Assets consist of:
Paid in capital		$ 757,695,577
Undistributed net investment income		24,393
Accumulated undistributed net realized gain (loss) on investments		890,314
Net unrealized appreciation (depreciation) on investments		3,728,937
Net Assets		$ 762,339,221

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Short-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($28,113,899 ÷ 2,683,888 shares)	$ 10.48

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($734,225,322 ÷ 70,089,656 shares)	$ 10.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2014

Investment Income
Interest		$ 7,383,411

Expenses
Management fee	$ 381,874
Transfer agent fees	408,833
Independent trustees' compensation	2,924
Miscellaneous	1,561
Total expenses before reductions	795,192
Expense reductions	(769)	794,423
Net investment income (loss)		6,588,988
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,732,932
Change in net unrealized appreciation (depreciation) on investment securities		(8,112,239)
Net gain (loss)		(5,379,307)
Net increase (decrease) in net assets resulting from operations		$ 1,209,681

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Short-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2014	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,588,988	$ 7,999,485
Net realized gain (loss)	2,732,932	2,909,257
Change in net unrealized appreciation (depreciation)	(8,112,239)	(4,108,983)
Net increase (decrease) in net assets resulting from operations	1,209,681	6,799,759
Distributions to shareholders from net investment income	(6,703,479)	(8,005,944)
Distributions to shareholders from net realized gain	(2,786,954)	(2,488,714)
Total distributions	(9,490,433)	(10,494,658)
Share transactions - net increase (decrease)	(17,232,906)	5,982,693
Total increase (decrease) in net assets	(25,513,658)	2,287,794

Net Assets
Beginning of period	787,852,879	785,565,085
End of period (including undistributed net investment income of $24,393 and undistributed net investment income of $149,395, respectively)	$ 762,339,221	$ 787,852,879

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2014	2013	2012 D	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.63	$ 10.49	$ 10.45	$ 10.64
Income from Investment Operations
Net investment income (loss) B	.081	.097	.127	.147	.167
Net realized and unrealized gain (loss)	(.071)	(.007)	.193	.088	.058
Total from investment operations	.010	.090	.320	.235	.225
Distributions from net investment income	(.082)	(.097)	(.125)	(.152)	(.170)
Distributions from net realized gain	(.038)	(.033)	(.055)	(.043)	(.245)
Total distributions	(.120)	(.130)	(.180)	(.195)	(.415)
Net asset value, end of period	$ 10.48	$ 10.59	$ 10.63	$ 10.49	$ 10.45
Total Return A	.10%	.85%	3.07%	2.26%	2.17%
Ratios to Average Net Assets C
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.77%	.91%	1.19%	1.40%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,114	$ 37,739	$ 191,449	$ 254,081	$ 204,496
Portfolio turnover rate	47%	56%	57%	62%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2014	2013	2012 D	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.63	$ 10.49	$ 10.45	$ 10.64
Income from Investment Operations
Net investment income (loss) B	.091	.106	.137	.157	.177
Net realized and unrealized gain (loss)	(.071)	(.006)	.193	.088	.059
Total from investment operations	.020	.100	.330	.245	.236
Distributions from net investment income	(.092)	(.107)	(.135)	(.162)	(.181)
Distributions from net realized gain	(.038)	(.033)	(.055)	(.043)	(.245)
Total distributions	(.130)	(.140)	(.190)	(.205)	(.426)
Net asset value, end of period	$ 10.48	$ 10.59	$ 10.63	$ 10.49	$ 10.45
Total Return A	.20%	.95%	3.17%	2.36%	2.27%
Ratios to Average Net Assets C
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.87%	1.01%	1.29%	1.50%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 734,225	$ 750,114	$ 594,116	$ 425,678	$ 334,225
Portfolio turnover rate	47%	56%	57%	62%	138%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2014
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	1.2	1.3
1 - 1.99%	31.6	42.8
2 - 2.99%	42.0	26.7
3 - 3.99%	19.4	21.9
6 - 6.99%	0.7	1.1
7 - 7.99%	1.5	1.6
8% and above	3.1	4.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2014
6 months ago
Years	7.1	7.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	6.5	6.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Treasury Obligations 99.6%	U.S. Treasury Obligations 99.5%
Short-Term Investments and Net Other Assets (Liabilities) 0.4%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Investments February 28, 2014

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
6.25% 8/15/23	$ 5,750,000	$ 7,565,292
7.125% 2/15/23	3,504,000	4,829,770
7.25% 8/15/22	3,446,000	4,749,288
7.625% 11/15/22	1,928,000	2,726,161
7.875% 2/15/21	2,193,000	3,025,483
8% 11/15/21	6,914,000	9,759,000
8.125% 8/15/19	4,129,000	5,534,474
8.125% 5/15/21	2,301,000	3,231,467
8.125% 8/15/21	2,173,000	3,069,871
8.5% 2/15/20	2,039,000	2,818,440
8.75% 5/15/20	1,654,000	2,327,489
8.75% 8/15/20	4,133,000	5,858,528
U.S. Treasury Notes:
0.875% 7/31/19	12,557,000	12,031,176
1% 6/30/19	10,127,000	9,788,373
1% 8/31/19	13,341,000	12,840,713
1% 9/30/19	16,960,000	16,296,169
1% 11/30/19	17,561,000	16,799,573
1.125% 5/31/19	9,245,000	9,013,875
1.125% 12/31/19	16,780,000	16,140,263
1.125% 3/31/20	13,576,000	12,982,050
1.125% 4/30/20	17,699,000	16,885,943
1.25% 4/30/19	7,325,000	7,203,683
1.25% 10/31/19	10,382,000	10,102,984
1.25% 2/29/20	14,840,000	14,320,600
1.375% 1/31/20	16,930,000	16,492,207
1.375% 5/31/20	18,476,000	17,871,207
1.5% 3/31/19	8,528,000	8,507,345
1.625% 8/15/22	19,047,000	17,850,620
1.625% 11/15/22	30,383,000	28,315,528
1.75% 10/31/20	20,494,000	20,109,738
1.75% 5/15/22	22,541,000	21,450,940
1.75% 5/15/23	46,406,000	43,262,736
1.875% 6/30/20	12,297,000	12,243,201
2% 7/31/20	16,971,000	17,012,104
2% 9/30/20	16,852,000	16,829,621
2% 11/30/20	21,528,000	21,433,815
2% 2/28/21	21,583,000	21,397,516
2% 11/15/21	29,900,000	29,299,668
2% 2/15/22	23,006,000	22,438,028
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 2/15/23	$ 40,769,000	$ 39,036,318
2.125% 8/31/20	21,139,000	21,302,489
2.125% 1/31/21	20,771,000	20,790,483
2.125% 8/15/21	30,071,000	29,864,262
2.375% 12/31/20	21,067,000	21,462,006
2.5% 8/15/23	38,507,000	38,212,190
2.625% 8/15/20	26,509,000	27,550,724
2.625% 11/15/20	41,582,000	43,102,321
2.75% 11/15/23	47,977,000	48,486,753
2.75% 2/15/24	18,258,000	18,409,195
3.125% 5/15/19	23,818,000	25,654,582
3.125% 5/15/21	21,501,000	22,891,857
3.375% 11/15/19	27,827,000	30,324,918
3.5% 5/15/20	22,806,000	24,979,685
3.625% 8/15/19	21,901,000	24,144,144
3.625% 2/15/20	33,417,000	36,863,128
3.625% 2/15/21	33,491,000	36,832,263
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,025,666,743)		1,034,322,257
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (Cost $5,502,000)	$ 5,502,025	5,502,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,031,168,743)		1,039,824,257
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(850,047)
NET ASSETS - 100%	$ 1,038,974,210
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,502,000 due 3/03/14 at 0.05%
BNP Paribas Securities Corp.	$ 186,256
Citibank NA	1,074,759
Credit Agricole CIB New York Branch	1,810,121
ING Financial Markets LLC	226,265
Mizuho Securities USA, Inc.	1,344,791
Morgan Stanley & Co., Inc.	158,386
Wells Fargo Securities LLC	701,422
$ 5,502,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014

Assets
Investment in securities, at value (including repurchase agreements of $5,502,000) - See accompanying schedule: Unaffiliated issuers (cost $1,031,168,743)		$ 1,039,824,257
Cash		118
Receivable for investments sold		44,790,628
Receivable for fund shares sold		1,226,577
Interest receivable		4,068,144
Receivable from investment adviser for expense reductions		39
Total assets		1,089,909,763

Liabilities
Payable for investments purchased	$ 49,560,996
Payable for fund shares redeemed	1,201,196
Distributions payable	78,850
Accrued management fee	42,841
Other affiliated payables	51,670
Total liabilities		50,935,553

Net Assets		$ 1,038,974,210
Net Assets consist of:
Paid in capital		$ 1,028,739,462
Undistributed net investment income		1,087,947
Accumulated undistributed net realized gain (loss) on investments		491,287
Net unrealized appreciation (depreciation) on investments		8,655,514
Net Assets		$ 1,038,974,210

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

February 28, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($106,544,443 ÷ 9,865,381 shares)	$ 10.80

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($932,429,767 ÷ 86,334,040 shares)	$ 10.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Intermediate Treasury Bond Index Fund
Financial Statements - continued

Statement of Operations

	Year ended February 28, 2014

Investment Income
Interest		$ 24,376,985

Expenses
Management fee	$ 582,991
Transfer agent fees	704,123
Independent trustees' compensation	4,540
Miscellaneous	2,480
Total expenses before reductions	1,294,134
Expense reductions	(1,522)	1,292,612
Net investment income (loss)		23,084,373
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,975,321
Change in net unrealized appreciation (depreciation) on investment securities		(59,284,184)
Net gain (loss)		(55,308,863)
Net increase (decrease) in net assets resulting from operations		$ (32,224,490)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended February 28, 2014	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,084,373	$ 26,035,026
Net realized gain (loss)	3,975,321	30,742,437
Change in net unrealized appreciation (depreciation)	(59,284,184)	(19,830,194)
Net increase (decrease) in net assets resulting from operations	(32,224,490)	36,947,269
Distributions to shareholders from net investment income	(22,522,336)	(25,794,500)
Distributions to shareholders from net realized gain	(9,427,966)	(38,491,131)
Total distributions	(31,950,302)	(64,285,631)
Share transactions - net increase (decrease)	(233,711,457)	150,256,988
Total increase (decrease) in net assets	(297,886,249)	122,918,626

Net Assets
Beginning of period	1,336,860,459	1,213,941,833
End of period (including undistributed net investment income of $1,087,947 and undistributed net investment income of $734,500, respectively)	$ 1,038,974,210	$ 1,336,860,459

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2014	2013	2012 D	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.55	$ 10.61	$ 10.46	$ 11.02
Income from Investment Operations
Net investment income (loss) B	.206	.225	.281	.305	.328
Net realized and unrealized gain (loss)	(.461)	.134	1.097	.282	(.170)
Total from investment operations	(.255)	.359	1.378	.587	.158
Distributions from net investment income	(.201)	(.222)	(.276)	(.314)	(.328)
Distributions from net realized gain	(.084)	(.347)	(.162)	(.123)	(.390)
Total distributions	(.285)	(.569)	(.438)	(.437)	(.718)
Net asset value, end of period	$ 10.80	$ 11.34	$ 11.55	$ 10.61	$ 10.46
Total Return A	(2.26)%	3.17%	13.15%	5.64%	1.48%
Ratios to Average Net Assets C
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.89%	1.94%	2.50%	2.83%	3.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,544	$ 132,004	$ 580,365	$ 1,589,271	$ 1,238,550
Portfolio turnover rate	46%	54%	76%	45%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2014	2013	2012 D	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.55	$ 10.61	$ 10.46	$ 11.02
Income from Investment Operations
Net investment income (loss) B	.217	.233	.292	.316	.341
Net realized and unrealized gain (loss)	(.461)	.137	1.098	.282	(.173)
Total from investment operations	(.244)	.370	1.390	.598	.168
Distributions from net investment income	(.212)	(.233)	(.288)	(.325)	(.338)
Distributions from net realized gain	(.084)	(.347)	(.162)	(.123)	(.390)
Total distributions	(.296)	(.580)	(.450)	(.448)	(.728)
Net asset value, end of period	$ 10.80	$ 11.34	$ 11.55	$ 10.61	$ 10.46
Total Return A	(2.16)%	3.27%	13.26%	5.74%	1.58%
Ratios to Average Net Assets C
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.99%	2.04%	2.59%	2.93%	3.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 932,430	$ 1,204,856	$ 633,577	$ 339,104	$ 226,399
Portfolio turnover rate	46%	54%	76%	45%	114%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Investment Changes (Unaudited)

Coupon Distribution as of February 28, 2014
	% of fund's investments	% of fund's investments 6 months ago
2 - 2.99%	13.7	14.6
3 - 3.99%	35.6	29.3
4 - 4.99%	29.4	33.4
5 - 5.99%	7.8	8.2
6 - 6.99%	10.7	11.5
7 - 7.99%	1.8	2.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of February 28, 2014
6 months ago
Years	24.6	24.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	16.3	16.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Treasury Obligations 99.4%	U.S. Treasury Obligations 99.4%
Short-Term Investments and Net Other Assets (Liabilities) 0.6%	Short-Term Investments and Net Other Assets (Liabilities) 0.6%

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Investments February 28, 2014

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
2.75% 8/15/42	$ 14,971,000	$ 12,701,965
2.75% 11/15/42	16,496,000	13,964,887
2.875% 5/15/43	19,158,000	16,613,588
3% 5/15/42	8,305,000	7,442,061
3.125% 11/15/41	8,990,000	8,286,254
3.125% 2/15/42	11,632,000	10,705,069
3.125% 2/15/43	16,725,000	15,303,375
3.5% 2/15/39	6,016,000	6,014,123
3.625% 8/15/43	19,124,000	19,255,477
3.625% 2/15/44	7,315,000	7,360,719
3.75% 8/15/41	8,606,000	8,923,346
3.75% 11/15/43	19,348,000	19,928,437
3.875% 8/15/40	8,569,000	9,099,207
4.25% 5/15/39	5,460,000	6,162,123
4.25% 11/15/40	9,157,000	10,335,964
4.375% 2/15/38	3,058,000	3,517,177
4.375% 11/15/39	7,302,000	8,404,149
4.375% 5/15/40	8,957,000	10,311,746
4.375% 5/15/41	6,968,000	8,019,736
4.5% 2/15/36	6,979,000	8,178,516
4.5% 5/15/38	3,623,000	4,243,439
4.5% 8/15/39	6,777,000	7,949,211
4.625% 2/15/40	10,334,000	12,353,977
4.75% 2/15/37	2,219,000	2,691,230
4.75% 2/15/41	8,738,000	10,653,536
5% 5/15/37	2,957,000	3,707,339
5.25% 11/15/28	3,838,000	4,813,090
5.25% 2/15/29	3,216,000	4,033,063
5.375% 2/15/31	6,335,000	8,116,719
5.5% 8/15/28	3,197,000	4,101,652
6% 2/15/26	3,828,000	5,053,557
6.125% 11/15/27	4,827,000	6,519,467
6.125% 8/15/29	2,164,000	2,958,595
6.25% 5/15/30	3,954,000	5,501,003
6.375% 8/15/27	1,968,000	2,709,690
6.5% 11/15/26	2,450,000	3,387,125
6.625% 2/15/27	1,665,000	2,328,919
6.75% 8/15/26	1,755,000	2,468,243
6.875% 8/15/25	1,953,000	2,741,524
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
7.5% 11/15/24	$ 2,017,000	$ 2,928,432
7.625% 2/15/25	1,869,000	2,745,970
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $297,543,649)		312,533,700
Cash Equivalents - 1.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (Cost $3,336,000)	$ 3,336,015	3,336,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $300,879,649)		315,869,700
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(1,596,230)
NET ASSETS - 100%		$ 314,273,470
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,336,000 due 3/03/14 at 0.05%
BNP Paribas Securities Corp.	$ 112,931
Citibank NA	651,653
Credit Agricole CIB New York Branch	1,097,523
ING Financial Markets LLC	137,190
Mizuho Securities USA, Inc.	815,380
Morgan Stanley & Co., Inc.	96,033
Wells Fargo Securities LLC	425,290
$ 3,336,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014

Assets
Investment in securities, at value (including repurchase agreements of $3,336,000) - See accompanying schedule: Unaffiliated issuers (cost $300,879,649)		$ 315,869,700
Cash		861
Receivable for investments sold		4,870,868
Receivable for fund shares sold		645,963
Interest receivable		1,795,110
Receivable from investment adviser for expense reductions		21
Total assets		323,182,523

Liabilities
Payable for investments purchased	$ 7,823,892
Payable for fund shares redeemed	997,370
Distributions payable	61,563
Accrued management fee	12,442
Other affiliated payables	13,786
Total liabilities		8,909,053

Net Assets		$ 314,273,470
Net Assets consist of:
Paid in capital		$ 309,063,891
Undistributed net investment income		94,081
Accumulated undistributed net realized gain (loss) on investments		(9,874,553)
Net unrealized appreciation (depreciation) on investments		14,990,051
Net Assets		$ 314,273,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2014

Investor Class: Net Asset Value, offering price and redemption price per share ($13,954,008 ÷ 1,197,227 shares)	$ 11.66

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($300,319,462 ÷ 25,765,308 shares)	$ 11.66

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended February 28, 2014

Investment Income
Interest		$ 12,080,481

Expenses
Management fee	$ 172,341
Transfer agent fees	216,009
Independent trustees' compensation	1,357
Miscellaneous	768
Total expenses before reductions	390,475
Expense reductions	(663)	389,812
Net investment income (loss)		11,690,669
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(5,702,348)
Change in net unrealized appreciation (depreciation) on investment securities		(31,486,652)
Net gain (loss)		(37,189,000)
Net increase (decrease) in net assets resulting from operations		$ (25,498,331)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Long-Term Treasury Bond Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended February 28, 2014	Year ended February 28, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,690,669	$ 12,782,321
Net realized gain (loss)	(5,702,348)	(2,279,812)
Change in net unrealized appreciation (depreciation)	(31,486,652)	(4,500,065)
Net increase (decrease) in net assets resulting from operations	(25,498,331)	6,002,444
Distributions to shareholders from net investment income	(11,538,684)	(12,771,486)
Share transactions - net increase (decrease)	(88,553,671)	31,473,488
Total increase (decrease) in net assets	(125,590,686)	24,704,446

Net Assets
Beginning of period	439,864,156	415,159,710
End of period (including undistributed net investment income of $94,081 and distributions in excess of net investment income of $10,871, respectively)	$ 314,273,470	$ 439,864,156

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended February 28,	2014	2013	2012 E	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 12.63	$ 10.28	$ 10.23	$ 10.91
Income from Investment Operations
Net investment income (loss) B	.399	.386	.406	.416	.408
Net realized and unrealized gain (loss)	(1.044)	.058 C	2.427	.155	(.564)
Total from investment operations	(.645)	.444	2.833	.571	(.156)
Distributions from net investment income	(.385)	(.384)	(.404)	(.411)	(.409)
Distributions from net realized gain	-	-	(.079)	(.110)	(.115)
Total distributions	(.385)	(.384)	(.483)	(.521)	(.524)
Net asset value, end of period	$ 11.66	$ 12.69	$ 12.63	$ 10.28	$ 10.23
Total Return A	(5.06)%	3.47%	27.97%	5.50%	(1.47)%
Ratios to Average Net Assets D
Expenses before reductions	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	3.30%	2.94%	3.42%	3.85%	3.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,954	$ 89,009	$ 147,936	$ 135,322	$ 175,804
Portfolio turnover rate	51%	60%	52%	77%	140%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended February 28,	2014	2013	2012 E	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.69	$ 12.63	$ 10.28	$ 10.23	$ 10.91
Income from Investment Operations
Net investment income (loss) B	.402	.394	.412	.425	.416
Net realized and unrealized gain (loss)	(1.035)	.062 C	2.433	.157	(.561)
Total from investment operations	(.633)	.456	2.845	.582	(.145)
Distributions from net investment income	(.397)	(.396)	(.416)	(.422)	(.420)
Distributions from net realized gain	-	-	(.079)	(.110)	(.115)
Total distributions	(.397)	(.396)	(.495)	(.532)	(.535)
Net asset value, end of period	$ 11.66	$ 12.69	$ 12.63	$ 10.28	$ 10.23
Total Return A	(4.96)%	3.57%	28.10%	5.60%	(1.38)%
Ratios to Average Net Assets D
Expenses before reductions	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	3.40%	3.04%	3.52%	3.95%	3.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 300,319	$ 350,855	$ 267,224	$ 96,326	$ 102,094
Portfolio turnover rate	51%	60%	52%	77%	140%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2014

1. Organization.

Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Short-Term Treasury Bond Index Fund	$ 757,402,546	$ 5,322,292	$ (1,674,411)	$ 3,647,881
Spartan Intermediate Treasury Bond Index Fund	1,030,672,461	23,514,375	(14,362,579)	9,151,796
Spartan Long-Term Treasury Bond Index Fund	303,480,848	19,772,469	(7,383,617)	12,388,852

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Spartan Short-Term Treasury Bond Index Fund	$ -	$ 1,007,802	$ -	$ 3,647,881
Spartan Intermediate Treasury Bond Index Fund	62,529	1,020,424	-	9,151,796
Spartan Long-Term Treasury Bond Index Fund	3,922	-	(7,183,195)	12,388,852

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Total no expiration
Spartan Long-Term Treasury Bond Index Fund	$ (7,183,195)

The tax character of distributions paid was as follows:

February 28, 2014
	Ordinary Income	Long-term Capital Gains	Total
Spartan Short-Term Treasury Bond Index Fund	$ 6,703,479	$ 2,786,954	$ 9,490,433
Spartan Intermediate Treasury Bond Index Fund	22,522,336	9,427,966	31,950,302
Spartan Long-Term Treasury Bond Index Fund	11,538,684	-	11,538,684
February 28, 2013
	Ordinary Income	Long-term Capital Gains	Total
Spartan Short-Term Treasury Bond Index Fund	$ 8,522,981	$ 1,971,677	$ 10,494,658
Spartan Intermediate Treasury Bond Index Fund	25,794,500	38,491,131	64,285,631
Spartan Long-Term Treasury Bond Index Fund	12,771,486	-	12,771,486

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .05% of each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed an annual rate of .20% and .10% of average net assets for each Investor Class and Fidelity Advantage Class, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .17% and .12% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, the Investor Class and Fidelity Advantage Class for each Fund pays a portion of the transfer agent fees at an annual rate of .15% and .05% of average net assets, respectively.

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Short-Term Treasury Bond Index Fund
Investor Class	$ 40,439
Fidelity Advantage Class	368,394
$ 408,833
Spartan Intermediate Treasury Bond Index Fund
Investor Class	$ 181,698
Fidelity Advantage Class	522,425
$ 704,123
Spartan Long-Term Treasury Bond Index Fund
Investor Class	$ 65,503
Fidelity Advantage Class	150,506
$ 216,009

4. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Short-Term Treasury Bond Index Fund	$ 1,561
Spartan Intermediate Treasury Bond Index Fund	2,480
Spartan Long-Term Treasury Bond Index Fund	768

During the period, there were no borrowings on this line of credit.

5. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned

Annual Report

Notes to Financial Statements - continued

5. Security Lending - continued

securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Security lending activity was as follows:

Total Security Lending Income
Spartan Intermediate Treasury Bond Index Fund	$ 34,334

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Short-Term Treasury Bond Index Fund	$ 224
Spartan Intermediate Treasury Bond Index Fund	370
Spartan Long-Term Treasury Bond Index Fund	117

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Short-Term Treasury Bond Index Fund	$ 545
Spartan Intermediate Treasury Bond Index Fund	1,152
Spartan Long-Term Treasury Bond Index Fund	546

Annual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended February 28,	2014	2013
Spartan Short-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 210,530	$ 1,519,544
Fidelity Advantage Class	6,492,949	6,486,400
Total	$ 6,703,479	$ 8,005,944
From net realized gain
Investor Class	$ 99,176	$ 560,986
Fidelity Advantage Class	2,687,778	1,927,728
Total	$ 2,786,954	$ 2,488,714
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 2,232,334	$ 8,616,076
Fidelity Advantage Class	20,290,002	17,178,424
Total	$ 22,522,336	$ 25,794,500
From net realized gain
Investor Class	$ 953,407	$ 15,017,010
Fidelity Advantage Class	8,474,559	23,474,121
Total	$ 9,427,966	$ 38,491,131
Spartan Long-Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 1,409,005	$ 3,965,413
Fidelity Advantage Class	10,129,679	8,806,073
Total	$ 11,538,684	$ 12,771,486
From net realized gain
Investor Class	$ -	$ -
Fidelity Advantage Class	-	-
Total	$ -	$ -

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended February 28,	2014	2013	2014	2013
Spartan Short-Term Treasury Bond Index Fund
Investor Class
Shares sold	2,805,306	9,113,813	$ 29,418,840	$ 96,707,665
Reinvestment of distributions	21,534	179,857	226,083	1,909,010
Shares redeemed	(3,707,798)	(23,736,634)	(39,015,458)	(251,427,621)
Net increase (decrease)	(880,958)	(14,442,964)	$ (9,370,535)	$ (152,810,946)

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Shares		Dollars
Years ended February 28,	2014	2013	2014	2013
Fidelity Advantage Class
Shares sold	29,491,531	43,341,574	$ 309,877,102	$ 459,545,686
Reinvestment of distributions	771,849	672,459	8,104,402	7,135,641
Shares redeemed	(31,026,867)	(29,041,819)	(325,843,875)	(307,887,688)
Net increase (decrease)	(763,487)	14,972,214	$ (7,862,371)	$ 158,793,639
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	5,835,171	19,884,958	$ 64,719,547	$ 229,431,562
Reinvestment of distributions	284,283	2,002,326	3,126,302	22,880,859
Shares redeemed	(7,895,762)	(60,494,603)	(86,389,962)	(692,290,950)
Net increase (decrease)	(1,776,308)	(38,607,319)	$ (18,544,113)	$ (439,978,529)
Fidelity Advantage Class
Shares sold	27,026,808	82,969,090	$ 296,492,237	$ 951,526,280
Reinvestment of distributions	2,489,769	3,380,790	27,384,696	38,636,979
Shares redeemed	(49,436,971)	(34,949,836)	(539,044,277)	(399,927,742)
Net increase (decrease)	(19,920,394)	51,400,044	$ (215,167,344)	$ 590,235,517
Spartan Long-Term Treasury Bond Index Fund
Investor Class
Shares sold	4,049,399	13,784,255	$ 48,056,795	$ 180,359,819
Reinvestment of distributions	111,464	286,406	1,330,587	3,742,424
Shares redeemed	(9,980,335)	(18,771,061)	(116,906,155)	(240,857,473)
Net increase (decrease)	(5,819,472)	(4,700,400)	$ (67,518,773)	$ (56,755,230)
Fidelity Advantage Class
Shares sold	18,103,291	28,293,814	$ 215,366,133	$ 367,673,161
Reinvestment of distributions	784,548	637,542	9,255,302	8,323,721
Shares redeemed	(20,779,261)	(22,438,767)	(245,656,333)	(287,768,164)
Net increase (decrease)	(1,891,422)	6,492,589	$ (21,034,898)	$ 88,228,718

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, and Spartan Long-Term Treasury Bond Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Spartan Short-Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, and Spartan Long-Term Treasury Bond Index Fund (the Funds), each a fund of Fidelity Salem Street Trust at February 28, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Salem Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

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Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

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Trustees and Officers - continued

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

Spartan Short-Term Treasury Bond Index Fund	Pay Date	Record Date	Capital Gains
Investor Class	04/14/2014	04/11/2014	$0.015
Fidelity Advantage Class	04/14/2014	04/11/2014	$0.015
Spartan Intermediate Treasury Bond Index Fund	Pay Date	Record Date	Capital Gains
Investor Class	04/14/2014	04/11/2014	$0.012
Fidelity Advantage Class	04/14/2014	04/11/2014	$0.012

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year ended February 28, 2014 or, if subsequently determined to be different, the net capital gain of such year.

Fund
Spartan Short-Term Treasury Bond Index Fund	$2,815,374
Spartan Intermediate Treasury Bond Index Fund	$4,264,478

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Spartan Short-Term Treasury Bond Index Fund
Investor Class	100%
Fidelity Advantage Class	100%
Spartan Intermediate Treasury Bond Index Fund
Investor Class	99.97%
Fidelity Advantage Class	99.97%
Spartan Long-Term Treasury Bond Index Fund
Investor Class	100%
Fidelity Advantage Class	100%

Annual Report

Distributions - continued

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2014 to February 28, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
Spartan Short-Term Treasury Bond Index Fund	$997,437
Spartan Intermediate Treasury Bond Index Fund	$3,377,012
Spartan Long-Term Treasury Bond Index Fund	$1,605,110

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Intermediate Treasury Bond Index Fund/Spartan Long-Term Treasury Bond Index Fund/Spartan Short-Term Treasury Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Annual Report

Spartan Intermediate Treasury Bond Index Fund

Annual Report

Spartan Long-Term Treasury Bond Index Fund

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Annual Report

Spartan Short-Term Treasury Bond Index Fund

The Board noted that each fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Furthermore, the Board considered that it had approved an amended and restated management contract for each fund (effective February 1, 2012) that lowered each fund's management fee from 0.10% to 0.05%. The Board considered that the charts reflect each fund's lower management fee for 2012 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of Fidelity Advantage Class of each fund ranked below its competitive median for 2012 and the total expense ratio of Investor Class of each fund ranked equal to its competitive median for 2012.

The Board considered that current contractual arrangements for each fund oblige FMR to pay all "class-level" expenses of each class of each fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.10%; and Investor Class: 0.20%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LBX-UANN-0414
1.821047.108

Item 2. Code of Ethics

As of the end of the period, February 28, 2014, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Money Market Portfolio, Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund and Spartan Short-Term Treasury Bond Index Fund (the "Funds"):

Services Billed by PwC

February 28, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Money Market Portfolio	$37,000	$-	$2,100	$3,400
Spartan Intermediate Treasury Bond Index Fund	$71,000	$-	$3,300	$1,900
Spartan Long-Term Treasury Bond Index Fund	$70,000	$-	$3,300	$1,600
Spartan Short-Term Treasury Bond Index Fund	$70,000	$-	$3,300	$1,700

February 28, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Money Market Portfolio	$38,000	$-	$2,100	$3,900
Spartan Intermediate Treasury Bond Index Fund	$73,000	$-	$3,300	$2,000
Spartan Long-Term Treasury Bond Index Fund	$70,000	$-	$3,300	$1,700
Spartan Short-Term Treasury Bond Index Fund	$70,000	$-	$3,300	$1,800

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	February 28, 2014A	February 28, 2013A
Audit-Related Fees	$4,970,000	$4,755,000
Tax Fees	$-	$-
All Other Fees	$50,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	February 28, 2014 A	February 28, 2013 A
PwC	$5,505,000	$5,425,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 25, 2014